other long-term liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
other long-term liabilities
Contract liabilities	$ 132	$ 112
Other	2	2
Deferred revenues	134	114
Pension benefit liabilities	453	447
Other post-employment benefit liabilities	98	86
Derivative liabilities	167	118
Deferred capital expenditure government grants	66	49
Investment in real estate joint venture		4
Other	34	48
Subtotal	952	866
Deferred customer activation and connection fees	3	3
Other long-term liabilities	$ 955	$ 869